Share Capital - Narrative (Details) - R / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Apr. 04, 2024
Disclosure of classes of share capital [line items]
Shares issued relating to exercise of share options (in shares)	2,031,242	2,133,311
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	1,200,000,000	1,200,000,000
Number of shares issued and fully paid (in shares)	636,798,966	634,767,724
Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	6,866,103	6,866,103
Number of shares issued and fully paid (in shares)	6,866,103	6,866,103
Harmony ESOP Trust | Share trust controlled by entity | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)			12,651,525
Harmony Gold Community Trust | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Minimum annual preference dividend (in rand per share)	R 2
Harmony Gold Community Trust | Share trust controlled by entity | Convertible preference shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,866,103	6,866,103